Note 5 - Contract Liabilities (Narrative) (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Contract with Customer, Liability [Abstract]
Remaining performance obligations	$ 551,755	$ 66,577